UNITED STATES
                      SECURITIES AND EXCHANGE COMMISSION
                            Washington, D.C. 20549


                                 FORM N-23C-1


                      STATEMENT BY REGISTERED CLOSED-END
            INVESTMENT COMPANY WITH RESPECT TO PURCHASES OF ITS OWN
      SECURITIES PURSUANT TO RULE N-23C-1 DURING THE LAST CALENDAR MONTH

              REPORT FOR CALENDAR MONTH ENDING: June 30, 2000

                           For:  Z-Seven Fund, Inc.


                                            Approximate Asset        Name of
Date of                    Number of Price  Value or Approximate     Seller or
Each        Identification Shares    Per    Asset Coverage Per Share of Seller's
Transaction of Security    Purchased Share  at Time of Purchase      Broker
----------- -------------- --------- ------ ------------------------ -----------

06/13/00     Z-Seven     18,000    7.5625         8.0306           Herzog
06/14/00     Z-Seven     18,000    7.875          8.0929           Herzog
06/14/00     Z-Seven      5,000    8.00           8.0929           Herzog
06/23/00     Z-Seven     10,000    7.875          8.0646           Herzog



REMARKS: None

Name of Registrant: Z-Seven Fund, Inc.

By: Aleshia Mesneak, Accountant

Statement Date: July 10, 2000